Taxation - Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (579)	£ (111)
Income statement (charge)/credit	(35)	(115)
Transfers/reclassifications	0	(40)
Credited/(charged) to other comprehensive income	579	(313)
Ending balance	(35)	(579)
Fair value of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(123)	(65)
Income statement (charge)/credit	150	(58)
Transfers/reclassifications	0	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	27	(123)
Pension remeasurement
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(508)	(26)
Income statement (charge)/credit	(49)	(67)
Transfers/reclassifications	0	4
Credited/(charged) to other comprehensive income	267	(419)
Ending balance	(290)	(508)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(7)	(99)
Income statement (charge)/credit	0	0
Transfers/reclassifications	2	(16)
Credited/(charged) to other comprehensive income	310	108
Ending balance	305	(7)
Fair value reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(12)	(11)
Income statement (charge)/credit	0	0
Transfers/reclassifications	0	1
Credited/(charged) to other comprehensive income	11	(2)
Ending balance	(1)	(12)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8	15
Income statement (charge)/credit	(7)	(7)
Transfers/reclassifications	(1)	0
Credited/(charged) to other comprehensive income	0	0
Ending balance	0	8
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	68	38
Income statement (charge)/credit	(33)	40
Transfers/reclassifications	0	(10)
Credited/(charged) to other comprehensive income	0	0
Ending balance	35	68
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(5)	37
Income statement (charge)/credit	(96)	(23)
Transfers/reclassifications	(1)	(19)
Credited/(charged) to other comprehensive income	(9)	0
Ending balance	£ (111)	£ (5)